Leases (Schedule Of Capital Leased Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (55,791)	¥ (49,847)
Total	42,782	41,588
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	10,291	9,938
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 88,282	¥ 81,497